Statement of Stockholders' Equity - USD ($)	Common Stock Shares	Common Stock Amount	Additional Paid in Capital	Deferred Compensation	Retained Earnings (Deficit)	Totals
Balance at Dec. 31, 2013	5,597,661	5,597	4,115,373	(88,900)	(2,751,758)	1,280,312
Shares vested				$ 88,250		$ 88,250
Shares issued for services at prices ranging from $9.40 to $13.60	99,750	100	1,237,750	(743,550)		494,300
Shares issued for cash at a price of $8.00 per share	500,000	500	3,775,376			3,775,876
Costs incurred in association with warrant issuances			$ 1,283,333			$ 1,283,333
Net loss for the year ended December 31, 2014					$ (3,116,080)	$ (3,116,080)
Balance. at Dec. 31, 2014	6,197,411	6,197	10,411,832	(744,200)	(5,867,838)	3,805,991
Shares vested				$ 334,500		$ 334,500
Shares issued for prepaid stock compensation				$ 22,700		$ 22,700
Shares issued for services at a price of $5.30	36,037	36	190,964			191,000
Shares issued for services at a price of $5.90	2,500	2	14,748	(14,750)
Shares issued for services at a price of $6.50	625	1	4,063			4,064
Shares issued for services at a price of $6.15	2,500	3	15,372			15,375
Net loss for the year ended December 31, 2015					$ (1,696,282)	$ (1,696,282)
Balance at Dec. 31, 2015	6,239,073	6,239	10,636,979	(401,750)	(7,564,120)	2,677,348